UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2023 – MARCH 31, 2024

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2024

AMG Boston Common Global Impact Fund
Class I: BRWIX

wealth.amg.com	033124	SAR074

AMG Funds Semi-Annual Report — March 31, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11
Detail of changes in assets for the past two fiscal periods

Financial Highlights	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	18

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2024	Expense Ratio for the Period	Beginning Account Value 10/01/23	Ending Account Value 03/31/24	Expenses Paid During the Period*

AMG Boston Common Global Impact Fund

Based on Actual Fund Return
Class I	0.93%	$1,000	$1,173	$5.05
Based on Hypothetical 5% Annual Return
Class I	0.93%	$1,000	$1,020	$4.70

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

2

Fund Performance (unaudited) Periods ended March 31, 2024

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended March 31, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Boston Common Global Impact Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class I	17.25%	8.12%	7.37%	8.87%

MSCI ACWI Index[17]	20.14%	23.22%	10.92%	8.66%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of March 31, 2024. All returns are in U.S. Dollars ($).

[2]

As of March 19, 2021, the Fund’s Subadviser was changed to Boston Common Asset Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Brandywine Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadvisers, Friess Associates, LLC and Friess Associates of Delaware, LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[4]

Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[5]

Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[6]

Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[7]	Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[8]

Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[9] Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[10]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[11]  Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[12] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[13]  Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[14]  Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[15]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[16]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[17]  The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to

3

Fund Performance Periods ended March 31, 2024 (continued)

   measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.	Copying or redistributing the MSCI data is strictly prohibited. Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Boston Common Global Impact Fund Fund Snapshots (unaudited) March 31, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	26.5

Information Technology	16.3

Financials	16.0

Health Care	14.1

Consumer Discretionary	8.4

Materials	6.0

Consumer Staples	4.3

Utilities	3.3

Real Estate	2.1

Communication Services	1.0

Short-Term Investments	0.8

Other Assets, less Liabilities	1.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Intuit, Inc. (United States)	2.9

ORIX Corp. (Japan)	2.7

Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	2.7

salesforce.com, Inc. (United States)	2.7

Sprouts Farmers Market, Inc. (United States)	2.5

Westinghouse Air Brake Technologies Corp. (United States)	2.4

Applied Materials, Inc. (United States)	2.4

Schneider Electric SE (France)	2.3

Xylem, Inc. (United States)	2.3

American Water Works Co., Inc. (United States)	2.3

Top Ten as a Group	25.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (unaudited) March 31, 2024

	Shares	Value

Common Stocks - 98.0%

Communication Services - 1.0%

Telkom Indonesia Persero Tbk PT (Indonesia)	26,553,197	$5,840,257

Consumer Discretionary - 8.4%

BYD Co., Ltd., Class H (China)	421,590	10,794,836

KB Home (United States)	136,522	9,676,679

LKQ Corp. (United States)	197,811	10,565,086

Shimano, Inc. (Japan)	38,000	5,653,016

TopBuild Corp. (United States)*	28,606	12,607,522

Total Consumer Discretionary		49,297,139

Consumer Staples - 4.3%

McCormick & Co., Inc., Non-Voting Shares (United States)	138,325	10,624,743

Sprouts Farmers Market, Inc. (United States)*	229,531	14,800,159

Total Consumer Staples		25,424,902

Financials - 16.0%

Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	821,767	15,753,273

The Charles Schwab Corp. (United States)	159,244	11,519,711

Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	333,457	9,470,179

Hannover Rueck SE (Germany)	35,468	9,712,076

HDFC Bank, Ltd., ADR (India)	160,149	8,963,539

Macquarie Group, Ltd. (Australia)	82,987	10,794,748

ORIX Corp. (Japan)	738,650	16,155,569

PayPal Holdings, Inc. (United States)*	107,420	7,196,066

Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	4,326,349

Total Financials		93,891,510

Health Care - 14.1%

Agilent Technologies, Inc. (United States)	79,229	11,528,612

Biogen, Inc. (United States)*	37,362	8,056,368

CSL, Ltd. (Australia)	60,331	11,319,757

Danaher Corp. (United States)	35,452	8,853,073

Edwards Lifesciences Corp. (United States)*	107,698	10,291,621

Gilead Sciences, Inc. (United States)	151,488	11,096,496

Hologic, Inc. (United States)*	140,888	10,983,628

Regeneron Pharmaceuticals, Inc. (United States)*	10,950	10,539,266

Total Health Care		82,668,821

Industrials - 26.5%

Ashtead Group PLC (United Kingdom)	131,912	9,395,988

The AZEK Co., Inc. (United States)*	200,286	10,058,363

Carrier Global Corp. (United States)	152,931	8,889,879

Daikin Industries, Ltd. (Japan)	46,413	6,337,265

	Shares	Value

Industrie De Nora S.P.A. (Italy)[1]	511,566	$7,234,164

Kurita Water Industries, Ltd. (Japan)	233,100	9,664,327

Prysmian SpA (Italy)	212,306	11,072,597

RELX PLC (United Kingdom)	257,500	11,104,802

Rexel, S.A. (France)	406,635	10,984,366

Schneider Electric SE (France)	60,975	13,785,010

Sociedad Quimica y Minera de Chile, S.A., Sponsored ADR (Chile)[1]	206,679	10,160,340

TOMRA Systems A.S.A. (Norway)	409,410	6,408,469

Vertiv Holdings Co., Class A (United States)	75,376	6,155,958

Vestas Wind Systems A/S (Denmark)*	247,026	6,890,446

Westinghouse Air Brake Technologies Corp. (United States)	96,672	14,083,177

Xylem, Inc. (United States)	106,457	13,758,503

Total Industrials		155,983,654

Information Technology - 16.3%

Adobe, Inc. (United States)*	20,544	10,366,503

Akamai Technologies, Inc. (United States)*	105,675	11,493,213

Applied Materials, Inc. (United States)	67,506	13,921,762

Enphase Energy, Inc. (United States)*	36,776	4,449,161

First Solar, Inc. (United States)*	32,043	5,408,858

Infineon Technologies AG (Germany)	155,067	5,273,137

Intuit, Inc. (United States)	26,162	17,005,300

Keyence Corp. (Japan)	13,600	6,313,949

salesforce.com, Inc. (United States)	51,802	15,601,726

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	43,182	5,874,911

Total Information Technology		95,708,520

Materials - 6.0%

Borregaard A.S.A. (Norway)	587,359	10,236,109

DSM-Firmenich AG (Switzerland)	58,552	6,659,239

Ecolab, Inc. (United States)	47,834	11,044,871

Westrock Co. (United States)	154,931	7,661,338

Total Materials		35,601,557

Real Estate - 2.1%

Weyerhaeuser Co., REIT (United States)	346,983	12,460,159

Utilities - 3.3%

American Water Works Co., Inc. (United States)	108,770	13,292,782

Veolia Environnement SA (France)	183,852	5,981,045

Total Utilities		19,273,827

Total Common Stocks
(Cost $531,190,468)		576,150,346

The accompanying notes are an integral part of these financial statements.

6

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 0.8%

Joint Repurchase Agreements - 0.5%[2]

Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $987,727 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $1,006,882)	$987,139	$987,139

Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $1,020,000)	1,000,000	1,000,000

MUFG Securities America, Inc., dated 03/28/24, due 04/01/24, 5.340% total to be received $1,000,593 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.500%, 01/01/39 - 11/01/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,987,139

	Shares	Value

Other Investment Companies - 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[3]	653,374	$653,374

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	980,060	980,060

Total Other Investment Companies		1,633,434

Total Short-Term Investments
(Cost $4,620,573)		4,620,573

Total Investments - 98.8%
(Cost $535,811,041)		580,770,919

Other Assets, less Liabilities - 1.2%		7,075,025

Net Assets - 100.0%		$587,845,944

*	Non-income producing security.

[1]

Some of these securities, amounting to $9,546,385 or 1.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$63,106,220	$92,877,434	—	$155,983,654

Information Technology	84,121,434	11,587,086	—	95,708,520

Financials	52,902,768	40,988,742	—	93,891,510

Health Care	71,349,064	11,319,757	—	82,668,821

Consumer Discretionary	32,849,287	16,447,852	—	49,297,139

Materials	28,942,318	6,659,239	—	35,601,557

Consumer Staples	25,424,902	—	—	25,424,902

Utilities	13,292,782	5,981,045	—	19,273,827

Real Estate	12,460,159	—	—	12,460,159

Communication Services	—	5,840,257	—	5,840,257

Short-Term Investments

Joint Repurchase Agreements	—	2,987,139	—	2,987,139

Other Investment Companies	1,633,434	—	—	1,633,434

Total Investments in Securities	$386,082,368	$194,688,551	—	$580,770,919

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2024, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:

Country	% of Long-Term Investments

Australia	3.8

Chile	1.8

China	2.6

Denmark	1.2

France	5.3

Germany	2.6

India	1.5

Indonesia	3.7

Italy	3.2

Country	% of Long-Term Investments

Japan	7.7

Norway	2.9

Switzerland	1.2

Taiwan	1.0

United Kingdom	3.6

United States	57.9

100.0

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (unaudited) March 31, 2024

AMG Boston Common Global Impact Fund

Assets:

Investments at value[1] (including securities on loan valued at $9,546,385)	$580,770,919

Cash	1,214,650

Foreign currency[2]	126,346

Receivable for investments sold	15,660,020

Dividend and interest receivables	1,333,682

Securities lending income receivable	4,076

Receivable for Fund shares sold	7,761

Receivable from affiliate	8,136

Prepaid expenses and other assets	20,330

Total assets	599,145,920

Liabilities:

Payable upon return of securities loaned	2,987,139

Payable for investments purchased	7,599,648

Payable for Fund shares repurchased	161,596

Accrued expenses:

Investment advisory and management fees	362,526

Administrative fees	74,492

Other	114,575

Total liabilities	11,299,976

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$587,845,944

[1] Investments at cost	$535,811,041

[2] Foreign currency at cost	$127,865

Net Assets Represent:

Paid-in capital	$637,699,878

Total distributable loss	(49,853,934)

Net Assets	$587,845,944

Class I:

Net Assets	$587,845,944

Shares outstanding	14,997,563

Net asset value, offering and redemption price per share	$39.20

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations (unaudited) For the six months ended March 31, 2024

AMG Boston Common Global Impact Fund

Investment Income:

Dividend income	$3,259,641

Securities lending income	25,726

Foreign withholding tax	(263,579)

Total investment income	3,021,788

Expenses:

Investment advisory and management fees	2,033,464

Administrative fees	417,835

Custodian fees	52,165

Professional fees	37,292

Transfer agent fees	37,119

Trustee fees and expenses	21,812

Registration fees	18,958

Reports to shareholders	14,302

Interest expense	1,573

Miscellaneous	14,996

Total expenses before offsets	2,649,516

Expense reimbursements	(57,365)

Total expenses	2,592,151

Net investment income	429,637

Net Realized and Unrealized Gain:

Net realized loss on investments	(25,842,768)

Net realized gain on foreign currency transactions	61,126

Net change in unrealized appreciation/depreciation on investments	114,737,645

Net change in unrealized appreciation/depreciation on foreign currency translations	38,793

Net realized and unrealized gain	88,994,796

Net increase in net assets resulting from operations	$89,424,433

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets For the six months ended March 31, 2024 (unaudited) and the fiscal year ended September 30, 2023

	AMG Boston Common Global Impact Fund

	March 31, 2024	September 30, 2023

Increase in Net Assets Resulting From Operations:

Net investment income	$429,637	$2,819,754

Net realized loss on investments	(25,781,642)	(59,612,729)

Net change in unrealized appreciation/depreciation on investments	114,776,438	122,194,762

Net increase in net assets resulting from operations	89,424,433	65,401,787

Distributions to Shareholders:

Class I	(3,726,011)	(2,788,916)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(36,843,839)	(65,944,835)

Total increase (decrease) in net assets	48,854,583	(3,331,964)

Net Assets:

Beginning of period	538,991,361	542,323,325

End of period	$587,845,944	$538,991,361

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

11

AMG Boston Common Global Impact Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended September 30,
Class I	March 31, 2024 (unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$33.65	$30.31	$43.52	$56.96	$52.89	$56.01

Income (loss) from Investment Operations:

Net investment income (loss)[1]	0.03 [2]	0.17 [2]	0.28 [2,3]	0.02 [2]	(0.27)	(0.13)

Net realized and unrealized gain (loss) on investments	5.76	3.33	(13.19)	15.47	9.70	(2.99)

Total income (loss) from investment operations	5.79	3.50	(12.91)	15.49	9.43	(3.12)

Less Distributions to Shareholders from:

Net investment income	(0.24)	(0.16)	(0.10)	—	—	—

Net realized gain on investments	—	—	(0.20)	(28.93)	(5.36)	—

Total distributions to shareholders	(0.24)	(0.16)	(0.30)	(28.93)	(5.36)	—

Net Asset Value, End of Period	$39.20	$33.65	$30.31	$43.52	$56.96	$52.89

Total Return[4]	17.25%[2,5]	11.54%[2]	(29.90)%[2]	31.75%[2]	18.95%	(5.57)%

Ratio of net expenses to average net assets	0.93%[6]	0.93%	0.93%	1.03%	1.11%	1.10%

Ratio of gross expenses to average net assets	0.95%[6,7]	0.95%[7]	0.95%[7]	1.03%[7]	1.11%	1.10%

Ratio of net investment income (loss) to average net assets	0.15%[2,6]	0.47%[2]	0.72%[2]	0.04%[2]	(0.51)%	(0.26)%

Portfolio turnover	19%[5]	25%	25%	202%	221%	145%

Net assets end of period (000’s) omitted	$587,846	$538,991	$542,323	$904,295	$835,057	$786,149

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

12

Notes to Financial Statements (unaudited) March 31, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Boston Common Global Impact Fund (the “Fund”).

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the

Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government

13

Notes to Financial Statements (continued)

securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences. Temporary differences are primarily due to wash sale loss deferrals and marked to market on passive foreign investment companies (PFIC).

At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$535,811,041	$99,435,400	$(54,475,522)	$44,959,878

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

—	$68,260,198	$68,260,198

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

14

Notes to Financial Statements (continued)

For the six months ended March 31, 2024 (unaudited) and the fiscal year ended September 30, 2023, the capital stock transactions by class for the Fund were as follows:

	March 31, 2024		September 30, 2023

	Shares	Amount	Shares	Amount

Class I:

Shares sold	23,409	$852,163	27,371	$946,414

Shares issued in reinvestment of distributions	92,716	3,429,571	74,740	2,566,572

Shares redeemed	(1,133,929)	(41,125,573)	(1,980,409)	(69,457,821)

Net decrease	(1,017,804)	$(36,843,839)	(1,878,298)	$(65,944,835)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2024, the market value of Repurchase Agreements outstanding was $2,987,139.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Boston Common Asset Management, LLC (“Boston Common”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG owns a minority equity interest in Boston Common.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2024, the Fund paid an investment management fee at the annual rate of 0.73% of the average daily net assets of the Fund. The fee paid to Boston Common for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

15

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended March 31, 2024, the Investment Manager reimbursed the Fund $57,365, and did not recoup any previously reimbursed expenses. At March 31, 2024, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$18,531

1-2 years	160,254

2-3 years	101,418

Total	$280,203

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. On October 10, 2023, the shareholders of the Trust elected Trustees, including two new Trustees who are not “interested persons” of the Funds within the meaning of the 1940 Act. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2024, the Fund had no interfund loans outstanding. The Fund did not lend during the six months ended March 31, 2024.

The Fund utilized the interfund loan program during the six months ended March 31, 2024 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$3,074,678	3	$1,573	6.226%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2024, were $103,788,836 and $152,129,852, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2024.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$9,546,385	$2,987,139	$6,849,751	$9,836,890

16

Notes to Financial Statements (continued)

The following table summarizes the securities received as collateral for securities lending at March 31, 2024:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.125%-4.750%	04/15/24-08/15/53

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2024:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Daiwa Capital Markets America	$987,139	—	$987,139	$987,139	—

Deutsche Bank Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

MUFG Securities America, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$2,987,139	—	$2,987,139	$2,987,139	—

8. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

17

Other Information (unaudited)

PROXY VOTE

A special meeting of the shareholders of AMG Funds I (the “Trust”) was held on October 10, 2023, to vote on a proposal to elect trustees to the Board of Trustees of the Trust. The proposal and results of the vote are described below. Jill R. Cuniff, Kurt A. Keilhacker, Peter W. MacEwen, Steven J. Paggioli, Eric Rakowski, Victoria L. Sassine and Garret W. Weston were elected by shareholders at the special meeting on October 10, 2023. Bruce B. Bingham, an incumbent Trustee, continued to serve as a Trustee of the Trust until his retirement on December 31, 2023.

AMG Funds I	All Funds in Trust*

Election of Trustees [1]	For	Withheld

Jill R. Cuniff	20,441,009	1,294,070

Kurt A. Keilhacker	20,299,049	1,436,030

Peter W. MacEwen	20,123,172	1,611,908

Steven J. Paggioli	20,290,868	1,444,211

Eric Rakowski	20,424,987	1,310,092

Victoria L. Sassine	20,650,180	1,084,900

Garret W. Weston	20,348,384	1,386,695

1 Ms. Cuniff and Mr. MacEwen were newly elected to the Board of Trustees on October 10, 2023; Messrs. Keilhacker, Paggioli, Rakowski, and Weston and Ms. Sassine are incumbent Trustees.

*Rounded to the nearest share.

18

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMG”) as the Program administrator. AMG formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMG, including Legal, Compliance, Product Services, Affiliate Product Strategy & Development and, as needed, other representatives of AMG and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 20, 2024, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMG considers reasonable, AMG believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

19

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Boston Common Asset Management, LLC

200 State Street

7th Floor

Boston, MA 02109

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

wealth.amg.com	033124	SAR074

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2024

AMG Veritas Global Real Return Fund

Class I: BLUEX

wealth.amg.com	033124	SAR073

AMG Funds Semi-Annual Report — March 31, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11
Detail of changes in assets for the past two fiscal periods

Financial Highlights	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	19

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	20

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2024	Expense Ratio for the Period	Beginning Account Value 10/01/23	Ending Account Value 03/31/24	Expenses Paid During the Period*

AMG Veritas Global Real Return Fund

Based on Actual Fund Return

Class I	1.15%	$1,000	$1,112	$6.07

Based on Hypothetical 5% Annual Return

Class I	1.15%	$1,000	$1,019	$5.81

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance (unaudited) Periods ended March 31, 2024

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended March 31, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Veritas Global Real Return Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21

Class I	11.21%	11.18%	10.50%	10.64%

Bloomberg U.S. Treasury Inflation-Linked Bond Index[22]	4.62%	0.45%	2.49%	2.21%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of March 31, 2024. All returns are in U.S. Dollars ($).

[2] As of March 19, 2021, the Fund’s subadviser was changed to Veritas Asset Management LLP. Prior to March 19, 2021, the Fund was known as AMG Managers Brandywine Blue Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadvisers, Friess Associates, LLC and Friess Associates of Delaware, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3] The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[4] A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

[5] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies.

[7] Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[8]

Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[9]

Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[10]	Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[11]

Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[12]	Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.

[13]

The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[14]

The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[15]	The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[16]	Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor.

[17]	When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

[18]	The stocks of large-capitalization companies are

Fund Performance Periods ended March 31, 2024 (continued)

   generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[19] The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[20] Although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[21] Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[22] The Bloomberg U.S. Treasury Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market. Unlike the Fund, the Bloomberg U.S. Treasury Inflation-Linked Bond Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and Bloomberg U.S. Treasury Inflation-Linked Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including

Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend AMG Veritas Global Real Return Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the AMG Veritas Global Real Return Fund

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Veritas Global Real Return Fund Fund Snapshots (unaudited) March 31, 2024

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	26.1

Health Care	22.6

Financials	16.0

Consumer Staples	10.1

Communication Services	9.6

Consumer Discretionary	8.0

Information Technology	2.6

Materials	2.1

Short-Term Investments	0.1

Derivatives	(0.7)

Other Assets, less Liabilities	3.5

TOP TEN HOLDINGS

Security Name	% of Net Assets

Alphabet, Inc., Class A (United States)	6.6

Amazon.com, Inc. (United States)	6.1

Unilever PLC (United Kingdom)	5.1

Diageo PLC (United Kingdom)	5.0

Fiserv, Inc. (United States)	4.9

Canadian Pacific Kansas City, Ltd. (Canada)	4.9

Vinci, S.A. (France)	4.6

Intercontinental Exchange, Inc. (United States)	4.5

Thermo Fisher Scientific, Inc. (United States)	4.4

Airbus SE (France)	4.2

Top Ten as a Group	50.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (unaudited) March 31, 2024

	Shares	Value

Common Stocks - 97.1%

Communication Services - 9.6%

Alphabet, Inc., Class A (United States)*	50,941	$7,688,525

Charter Communications, Inc., Class A (United States)*,1	12,036	3,498,023

Total Communication Services		11,186,548

Consumer Discretionary - 8.0%

Amazon.com, Inc. (United States)*	39,075	7,048,349

Cie Financiere Richemont SA (Switzerland)	14,400	2,192,262

Total Consumer Discretionary		9,240,611

Consumer Staples - 10.1%

Diageo PLC (United Kingdom)	156,407	5,787,406

Unilever PLC (United Kingdom)	117,344	5,892,695

Total Consumer Staples		11,680,101

Financials - 16.0%

Aon PLC, Class A (United States)	1,941	647,751

Fiserv, Inc. (United States)*	35,874	5,733,383

Intercontinental Exchange, Inc. (United States)	37,903	5,209,009

Mastercard, Inc., Class A (United States)	9,627	4,636,074

Moody’s Corp. (United States)	6,074	2,387,264

Total Financials		18,613,481

Health Care - 22.6%

Becton Dickinson & Co. (United States)	13,920	3,444,504

Bio-Rad Laboratories, Inc., Class A (United States)*	7,452	2,577,423

Catalent, Inc. (United States)*	39,360	2,221,872

The Cooper Cos., Inc. (United States)	22,691	2,302,229

Elevance Health, Inc. (United States)	7,646	3,964,757

Sonic Healthcare, Ltd. (Australia)	101,589	1,946,729

Thermo Fisher Scientific, Inc. (United States)	8,874	5,157,657

*	Non-income producing security.

[1]

Some of this security, amounting to $3,462,856 or 3.0% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of this security amounted to $4,615,804 or 4.0% of net assets.

	Shares	Value

UnitedHealth Group, Inc. (United States)	9,418	$4,659,085

Total Health Care		26,274,256

Industrials - 26.1%

Aena SME SA (Spain)[2]	23,436	4,615,804

Airbus SE (France)	26,311	4,847,244

Automatic Data Processing, Inc. (United States)	9,153	2,285,870

BAE Systems PLC (United Kingdom)	164,663	2,806,751

Canadian Pacific Kansas City, Ltd. (Canada)	64,454	5,682,909

Safran SA (France)	20,612	4,668,035

Vinci, S.A. (France)	41,953	5,383,773

Total Industrials		30,290,386

Information Technology - 2.6%

Microsoft Corp. (United States)	7,324	3,081,353

Materials - 2.1%

Franco-Nevada Corp. (Canada)	20,269	2,415,254

Total Common Stocks
(Cost $98,706,389)		112,781,990

Short-Term Investments - 0.1%

Other Investment Companies - 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[3]	44,939	44,939

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	67,408	67,408

Total Short-Term Investments
(Cost $112,347)		112,347

Total Investments - 97.2%
(Cost $98,818,736)		112,894,337

Derivatives - (0.7)%[4]		(816,432)

Other Assets, less Liabilities - 3.5%		4,014,372

Net Assets - 100.0%		$116,092,277

[3]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[4]	Includes Futures Contracts. Please refer to the Open Futures Contracts table for the details.

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/ (Loss)

EURO STOXX 50	EUR	289	Short	06/21/24	$(15,729,687)	$(355,292)

S&P 500 E-Mini Index	USD	108	Short	06/21/24	(28,665,900)	(461,140)

					Total	$(816,432)

CURRENCY ABBREVIATIONS:

EUR  Euro Dollar

USD  U.S. Dollar

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2024:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$7,968,779	$22,321,607	—	$30,290,386

Health Care	24,327,527	1,946,729	—	26,274,256

Financials	18,613,481	—	—	18,613,481

Consumer Staples	—	11,680,101	—	11,680,101

Communication Services	11,186,548	—	—	11,186,548

Consumer Discretionary	7,048,349	2,192,262	—	9,240,611

Information Technology	3,081,353	—	—	3,081,353

Materials	2,415,254	—	—	2,415,254

Short-Term Investments

Other Investment Companies	112,347	—	—	112,347

Total Investments in Securities	$74,753,638	$38,140,699	—	$112,894,337

Financial Derivative Instruments - Liabilities

Equity Futures Contracts	$(816,432)	—	—	$(816,432)

Total Financial Derivative Instruments	$(816,432)	—	—	$(816,432)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2024:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	—	Unrealized depreciation on futures contracts[1]	$816,432

For the six months ended March 31, 2024, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income were as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized loss on futures contracts	$(4,152,834)	Net change in unrealized appreciation/ depreciation on futures contracts	$(1,804,011)

1 The Fund had cash deposits with the futures broker of $3,129,431.

The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:

Country	% of Long-Term Investments

Australia	1.7

Canada	7.2

France	13.2

Spain	4.1

Switzerland	1.9

United Kingdom	12.9

United States	59.0

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) March 31, 2024

AMG Veritas Global Real Return Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,462,856)	$112,894,337

Cash	28,954

Cash deposits for futures contracts	3,129,431

Receivable for investments sold	1,281,941

Dividend and interest receivables	121,028

Securities lending income receivable	52

Receivable for Fund shares sold	941

Receivable from affiliate	6,701

Prepaid expenses and other assets	15,887

Total assets	117,479,272

Liabilities:

Payable for investments purchased	256,382

Payable for Fund shares repurchased	143,296

Unrealized depreciation on futures contracts	816,432

Due to custodian	11,343

Accrued expenses:

Investment advisory and management fees	86,370

Administrative fees	14,722

Shareholder service fees	4,220

Other	54,230

Total liabilities	1,386,995

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$116,092,277

[1] Investments at cost	$98,818,736

Net Assets Represent:

Paid-in capital	$118,523,772

Total distributable loss	(2,431,495)

Net Assets	$116,092,277

Class I:

Net Assets	$116,092,277

Shares outstanding	3,072,007

Net asset value, offering and redemption price per share	$37.79

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended March 31, 2024

AMG Veritas Global Real Return Fund

Investment Income:

Dividend income	$560,139

Securities lending income	52

Foreign withholding tax	(14,174)

Total investment income	546,017

Expenses:

Investment advisory and management fees	494,989

Administrative fees	84,373

Shareholder servicing fees - Class I	24,187

Custodian fees	22,836

Professional fees	21,435

Registration fees	17,262

Reports to shareholders	10,748

Transfer agent fees	4,829

Trustee fees and expenses	4,340

Interest expense	711

Miscellaneous	3,096

Total expenses before offsets	688,806

Expense reimbursements	(39,547)

Total expenses	649,259

Net investment loss	(103,242)

Net Realized and Unrealized Gain:

Net realized gain on investments	1,917,802

Net realized loss on futures contracts	(4,152,834)

Net realized loss on foreign currency transactions	(6,026)

Net change in unrealized appreciation/depreciation on investments	16,113,439

Net change in unrealized appreciation/depreciation on futures contracts	(1,804,011)

Net change in unrealized appreciation/depreciation on foreign currency translations	7,119

Net realized and unrealized gain	12,075,489

Net increase in net assets resulting from operations	$11,972,247

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended March 31, 2024 (unaudited) and the fiscal year ended September 30, 2023

	AMG Veritas Global Real Return Fund

	March 31, 2024	September 30, 2023

Increase in Net Assets Resulting From Operations:

Net investment income (loss)	$(103,242)	$100,365

Net realized loss on investments	(2,241,058)	(8,432,213)

Net change in unrealized appreciation/depreciation on investments	14,316,547	19,970,380

Net increase in net assets resulting from operations	11,972,247	11,638,532

Distributions to Shareholders:

Class I	(33,698)	(11,517,886)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(5,448,615)	(2,194,912)

Total increase (decrease) in net assets	6,489,934	(2,074,266)

Net Assets:

Beginning of period	109,602,343	111,676,609

End of period	$116,092,277	$109,602,343

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended September 30,
	March 31, 2024
Class I	(unaudited)	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$33.99	$34.19	$41.54	$55.88	$49.78	$56.64

Income (loss) from Investment Operations:

Net investment income (loss)[1]	(0.03)[2]	0.03 [2]	(0.07)[2]	(0.20)[2]	(0.22)	(0.10)

Net realized and unrealized gain (loss) on investments	3.84	3.51	(7.28)	9.99	12.84	(1.40)

Total income (loss) from investment operations	3.81	3.54	(7.35)	9.79	12.62	(1.50)

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.60)	—	—	—	—

Net realized gain on investments	—	(3.14)	—	(24.01)	(6.52)	(5.36)

Paid in capital	—	—	—	(0.12)	—	—

Total distributions to shareholders	(0.01)	(3.74)	—	(24.13)	(6.52)	(5.36)

Net Asset Value, End of Period	$37.79	$33.99	$34.19	$41.54	$55.88	$49.78

Total Return[3]	11.21%[2,4]	11.19%[2]	(17.69)%[2]	19.79%[2,5]	27.84%	(0.17)%

Ratio of expenses to average net assets	1.15%[6]	1.16%[7]	1.15%	1.15%	1.17%	1.15%

Ratio of gross expenses to average net assets	1.22%[6]	1.22%[8]	1.18%[8]	1.16%[8]	1.17%	1.15%

Ratio of net investment income (loss) to average net assets	(0.18)%[2,6]	0.09%[2]	(0.17)%[2]	(0.42)%[2]	(0.46)%	(0.20)%

Portfolio turnover	12%[4]	34%	22%	235%	215%	135%

Net assets end of period (000’s) omitted	$116,092	$109,602	$111,677	$164,206	$194,647	$182,244

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been 19.18%.

[6]	Annualized.

[7]	Includes interest expense totaling 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) March 31, 2024

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Global Real Return Fund (the “Fund”).

A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the

Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, futures contracts, open-end investment companies)

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to distributions in excess of earnings to meet excise tax requirements. Temporary differences are primarily due to wash sale loss deferrals and mark to market of open futures contracts.

At March 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$98,818,736	$21,565,896	$(7,490,295)	$14,075,601

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$4,773,116	$7,337,865	$12,110,981

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended March 31, 2024 (unaudited) and the fiscal year ended September 30, 2023, the capital stock transactions by class for the Fund were as follows:

	March 31, 2024		September 30, 2023

	Shares	Amount	Shares	Amount

Class I:

Shares sold	89,582	$3,155,389	421,591	$14,592,747

Shares issued in reinvestment of distributions	903	32,114	319,544	10,065,650

Shares redeemed	(242,600)	(8,636,118)	(783,762)	(26,853,309)

Net decrease	(152,115)	$(5,448,615)	(42,627)	$(2,194,912)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2024, the Fund had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended March 31, 2024, the Fund paid an investment management fee at the annual rate of 0.88% of the average daily net assets of the Fund. The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least February 1, 2025, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

Notes to Financial Statements (continued)

recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended March 31, 2024, the Investment Manager reimbursed the Fund $39,547, and did not recoup any previously reimbursed expenses. At March 31, 2024, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$36,126

1-2 years	57,579

2-3 years	78,809

Total	$172,514

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2024, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. On October 10, 2023, the shareholders of the Trust elected Trustees, including two new Trustees who are not “interested persons” of the Fund within the meaning of the 1940 Act. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At March 31, 2024, the Fund had no interfund loans outstanding. The Fund did not lend during the six months ended March 31, 2024.

The Fund utilized the interfund loan program during the six months ended March 31, 2024 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
$1,041,707	4	$711	6.225%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2024, were $13,213,832 and $20,103,930, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2024.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral

Notes to Financial Statements (continued)

to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,462,856	—	$3,567,317	$3,567,317

The following table summarizes the securities received as collateral for securities lending at March 31, 2024:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-7.500%	04/11/24-11/15/53

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

7. FORWARD COMMITMENTS

Certain transactions, such as futures contracts and forward transactions create leverage in the Fund’s portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian and/or counterparty in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the Fund’s Schedule of Portfolio Investments.

For the six months ended March 31, 2024, the average monthly balances of derivative financial instruments outstanding were as follows:

Financial Futures Contracts

Average number of contracts	324

Average notional value of contracts	$32,579,886

9. FUTURES CONTRACTS

The Fund generally expects to take short positions in index futures as an alternative to purchasing individual stocks in order to adjust the Fund’s exposure to a particular market and seek to preserve capital. There are certain risks associated with futures contracts; prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund. The Fund pays or receives variation margin periodically. As of March 31, 2024, the Fund had total equity in the futures account of $2,312,999 which consists of cash deposited with the futures broker of $3,129,431 and unrealized depreciation on open futures contracts of $816,432.

Variation margin on futures contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Notes to Financial Statements (continued)

10. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4 and for futures transactions, see Note 9. At March 31, 2024, the Fund had no Repurchase Agreements outstanding.

11. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Other Information (unaudited)

PROXY VOTE

A special meeting of the shareholders of AMG Funds I (the “Trust”) was held on October 10, 2023, to vote on a proposal to elect trustees to the Board of Trustees of the Trust. The proposal and results of the vote are described below. Jill R. Cuniff, Kurt A. Keilhacker, Peter W. MacEwen, Steven J. Paggioli, Eric Rakowski, Victoria L. Sassine and Garret W. Weston were elected by shareholders at the special meeting on October 10, 2023. Bruce B. Bingham, an incumbent Trustee, continued to serve as a Trustee of the Trust until his retirement on December 31, 2023.

AMG Funds I	All Funds in Trust*

Election of Trustees [1]	For	Withheld
Jill R. Cuniff	20,441,009	1,294,070

Kurt A. Keilhacker	20,299,049	1,436,030

Peter W. MacEwen	20,123,172	1,611,908

Steven J. Paggioli	20,290,868	1,444,211

Eric Rakowski	20,424,987	1,310,092

Victoria L. Sassine	20,650,180	1,084,900

Garret W. Weston	20,348,384	1,386,695

1 Ms. Cuniff and Mr. MacEwen were newly elected to the Board of Trustees on October 10, 2023; Messrs. Keilhacker, Paggioli, Rakowski, and Weston and Ms. Sassine are incumbent Trustees.

*Rounded to the nearest share.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMG”) as the Program administrator. AMG formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMG, including Legal, Compliance, Product Services, Affiliate Product Strategy & Development and, as needed, other representatives of AMG and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 20, 2024, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMG considers reasonable, AMG believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value

Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap

Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

wealth.amg.com	033124	SAR073

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 4, 2024

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	June 4, 2024